Condensed Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2015	Apr. 21, 2015	Apr. 16, 2015	Apr. 15, 2015	Dec. 31, 2014
Accumulated depreciation (in dollars)	$ 107,605				$ 84,579
Other assets, fair value (in dollars)	$ 9,162				$ 8,205
Common stock, par value (in dollars per share)				$ 0.00001
Class A common stock
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001
Common stock shares authorized	1,000,000,000				0
Common stock shares issued	34,305,052				0
Common stock shares outstanding	34,305,052				0
Class B common stock
Common stock, par value (in dollars per share)	$ 0.00001				$ 0.00001
Common stock shares authorized	175,000,000				0
Common stock shares issued	0				0
Common stock shares outstanding	0				0
Class C common stock
Common stock, par value (in dollars per share)	$ 0.00001				$ 0.00001
Common stock shares authorized	90,000,000				0
Common stock shares issued	24,531,817				0
Common stock shares outstanding	24,531,817				0
Class D common stock
Common stock, par value (in dollars per share)	$ 0.00001				$ 0.00001
Common stock shares authorized	175,000,000				0
Common stock shares issued	79,610,490				0
Common stock shares outstanding	76,610,490				0
Class A-1
Membership interests, authorized	0				1,964,826
Membership interests issued	0				1,964,826
Membership interests outstanding	0				1,964,826
Class A-2
Membership interests, authorized	0				101,381,332
Membership interests issued	0				101,381,332
Membership interests outstanding	0				99,855,666